Restructuring - 2024 Transformation Program (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) position	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Restructuring
Overall expenses expected costs	€ 3,200
Restructuring payouts	800	€ 2,500
Restructuring costs	€ 3	€ 3,144	€ 215
Highest
Restructuring
Expected number of positions eliminated | position	10,000